Shareholder Report, Line Graph (Details) LMF6800_Western Asset Total Return Unconstrained Fund_Class FI_TSR Annual {Class FI} - USD ($)											12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name											Class FI
Accumulated Value	$ 11,754	$ 10,968	$ 10,445	$ 10,888	$ 12,136	$ 11,323	$ 11,219	$ 10,882	$ 10,733	$ 10,000	$ 12,201
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,258	10,676	10,538	10,769	11,734	11,781	10,768	10,120	10,158	10,000	$ 11,836
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 12,102	$ 11,552	$ 10,954	$ 10,620	$ 10,605	$ 10,593	$ 10,402	$ 10,172	$ 10,044	$ 10,000	$ 12,572